Current Assets - Receivables - Summary of Current Assets - Receivables (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets Receivables [Abstract]
Interest receivable	$ 56,952	$ 37,905
GST receivable	157,060	136,239
Other receivable	43,656	391,142
Total current receivables	$ 257,668	$ 565,286